Consolidated Statements of Cash Flows (Unaudited) (Q2) (Quarter 2 [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (2,286,270)	$ (74,706)
Net loss attributable to noncontrolling interest	(27,768)	(4,474)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	8,105	149
Amortization of debt issue costs	63,909
Amortization of debt discount	579,383
Amortization of patent	1,414	1,232
Change in fair value of derivative liabilities	(224,667)
Derivative expense	568,485
Common stock transferred from existing stockholders for services rendered		125,331
Recognition of unvested share compensation - related party	31,250
Imputed interest
Change in operating assets and liabilities:
Prepaid expenses	(38,104)
Other	(27,020)
Deferred rent	3,846
Accounts payable & accrued expenses	434,760	(37,111)
Net cash used in operating activities	(912,677)	10,421
Cash flows from investing activities:
Purchase of property & equipment	(142,034)
Payment of patent costs	(8,700)
Net cash used in investing activities	(150,734)
Cash flows from financing activities:
Direct issue costs paid	(69,944)
Proceeds from issuance of convertible notes	2,270,100
Proceeds from notes payable		40,000
Proceeds from note payable - related party		14,729
Repayments of notes	(8,560)	(40,045)
Repayments of notes - related party	(26,108)	(9,500)
Proceeds from issuance of common stock	1,000
Net cash provided by financing activities	2,166,488	5,184
Decrease cash and cash equivalents	1,103,077	15,605
Cash and cash equivalents at beginning of year	1,132,974	736
Cash and cash equivalents at end of year	2,236,051	16,341
Reduction in principal balance of notes from escrow balance	40,000
Debt discount recorded on convertible debt accounted for as a derivative liability	2,249,459
Reclassification of derivative liability to additional paid-in-capital	214,769
Supplementary disclosure of cash flow information
Interest
Income taxes